Employee benefits (Details 9) - Industrias Quimicas Falcon de Mexico Pension plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	₨ 12	₨ 13	₨ 14
Interest on net defined benefit liability/(asset)	13	12	11
Total cost recognized in income statement	₨ 25	₨ 25	₨ 25